Select Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

Corporate Bonds (24.5%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.5%)
BHP Billiton Finance USA, Ltd. 5.300%, 2/21/35	1,258,000	1,269
The Dow Chemical Co.
5.350%, 3/15/35	2,521,000	2,500
5.950%, 3/15/55	841,000	814
Glencore Funding LLC
5.186%, 4/1/30 144A	2,928,000	2,947
5.634%, 4/4/34 144A	1,136,000	1,141
5.673%, 4/1/35 144A	3,117,000	3,127
Newmont Corp. / Newcrest Finance Pty, Ltd. 5.350%, 3/15/34	1,431,000	1,444
Rio Tinto Finance USA PLC 5.750%, 3/14/55	755,000	756

Total		13,998

Communications (1.7%)
AT&T, Inc.
3.500%, 6/1/41	923,000	712
3.500%, 9/15/53	1,432,000	976
3.550%, 9/15/55	1,430,000	969
3.650%, 9/15/59	904,000	610
3.800%, 12/1/57	1,259,000	884
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.500%, 6/1/41	497,000	344
3.500%, 3/1/42	2,425,000	1,659
3.900%, 6/1/52	705,000	456
5.250%, 4/1/53	1,187,000	959
5.500%, 4/1/63	505,000	406
6.100%, 6/1/29	2,536,000	2,619
Cisco Systems, Inc.
4.550%, 2/24/28	2,938,000	2,963
4.750%, 2/24/30	2,938,000	2,985
4.950%, 2/24/32	2,521,000	2,556
5.100%, 2/24/35	3,361,000	3,407
Comcast Corp.
2.987%, 11/1/63	1,081,000	615
4.049%, 11/1/52	931,000	707
5.350%, 5/15/53	1,566,000	1,461
Meta Platforms, Inc.
4.550%, 8/15/31	1,505,000	1,509
4.750%, 8/15/34	2,507,000	2,489
5.400%, 8/15/54	558,000	547
5.550%, 8/15/64	2,680,000	2,637
Netflix, Inc.
4.900%, 8/15/34	1,897,000	1,898
5.400%, 8/15/54	1,657,000	1,625
T-Mobile USA, Inc.
5.125%, 5/15/32	2,106,000	2,119
5.875%, 11/15/55	1,011,000	1,018
Uber Technologies, Inc.
4.800%, 9/15/34	2,479,000	2,408
5.350%, 9/15/54	1,163,000	1,086
Verizon Communications, Inc.
2.987%, 10/30/56	1,448,000	870

Corporate Bonds (24.5%)	Shares/ Par +	Value $ (000’s)
Communications continued
5.250%, 4/2/35	2,527,000	2,533
5.500%, 2/23/54	967,000	940

Total		46,967

Consumer, Cyclical (1.2%)
Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.750%, 10/20/28 144A	3,170,000	3,157
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	3,114,000	2,236
Ford Motor Credit Co. LLC 2.900%, 2/10/29	7,242,000	6,479
General Motors Financial Co., Inc.
2.700%, 6/10/31	3,669,000	3,130
5.350%, 1/7/30	1,030,000	1,028
The Home Depot, Inc.
3.625%, 4/15/52	939,000	689
4.750%, 6/25/29	1,469,000	1,487
4.850%, 6/25/31	976,000	989
Hyundai Capital America 5.150%, 3/27/30 144A	3,105,000	3,094
Lowe’s Companies, Inc.
3.500%, 4/1/51	1,167,000	804
4.250%, 4/1/52	2,150,000	1,682
McDonald’s Corp.
6.300%, 3/1/38	1,472,000	1,604
Toyota Motor Credit Corp.
4.950%, 1/9/30	815,000	827
Volkswagen Group of America Finance LLC
5.350%, 3/27/30 144A	2,502,000	2,495
5.800%, 3/27/35 144A	2,957,000	2,908
WarnerMedia Holdings, Inc.
5.050%, 3/15/42	1,821,000	1,456
5.141%, 3/15/52	1,525,000	1,112

Total		35,177

Consumer, Non-cyclical (5.1%)
AbbVie, Inc.
3.200%, 11/21/29	3,591,000	3,392
4.050%, 11/21/39	1,020,000	895
4.250%, 11/21/49	3,543,000	2,935
4.500%, 5/14/35	2,113,000	2,028
4.550%, 3/15/35	2,404,000	2,321
4.800%, 3/15/27	2,436,000	2,460
4.875%, 3/15/30	1,960,000	1,988
4.950%, 3/15/31	1,462,000	1,485
5.050%, 3/15/34	2,436,000	2,453
5.200%, 3/15/35	2,276,000	2,312
5.600%, 3/15/55	224,000	227
Alcon Finance Corp. 5.375%, 12/6/32 144A	3,762,000	3,828
Amgen, Inc.
5.600%, 3/2/43	1,405,000	1,393
5.650%, 3/2/53	1,286,000	1,262
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 2/1/36	5,065,000	4,884

Select Bond Portfolio

Corporate Bonds (24.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Anheuser-Busch InBev Worldwide, Inc. 5.450%, 1/23/39	983,000	998
AstraZeneca Finance LLC 5.000%, 2/26/34	1,969,000	1,988
BAT Capital Corp.
4.390%, 8/15/37	761,000	668
4.540%, 8/15/47	2,040,000	1,630
5.625%, 8/15/35	4,064,000	4,080
6.250%, 8/15/55	1,445,000	1,442
Becton Dickinson and Co. 5.081%, 6/7/29	958,000	972
Bunge, Ltd. Finance Corp.
1.630%, 8/17/25	991,000	980
4.200%, 9/17/29	2,025,000	1,990
4.650%, 9/17/34	3,721,000	3,597
The Cigna Group 5.600%, 2/15/54	997,000	949
The Coca-Cola Co. 5.200%, 1/14/55	471,000	454
CommonSpirit Health 3.347%, 10/1/29	903,000	851
CVS Health Corp.
4.780%, 3/25/38	1,068,000	958
5.550%, 6/1/31	1,932,000	1,972
Elevance Health, Inc.
4.750%, 2/15/30	2,397,000	2,410
4.950%, 11/1/31	1,918,000	1,923
5.150%, 6/15/29	2,124,000	2,167
5.200%, 2/15/35	1,957,000	1,963
5.375%, 6/15/34	951,000	963
5.700%, 2/15/55	959,000	935
Eli Lilly & Co.
4.200%, 8/14/29	3,061,000	3,043
4.600%, 8/14/34	2,522,000	2,479
4.700%, 2/9/34	1,935,000	1,914
4.900%, 2/12/32	1,957,000	1,986
5.050%, 8/14/54	236,000	223
5.100%, 2/12/35	1,052,000	1,073
5.100%, 2/9/64	972,000	906
5.500%, 2/12/55	1,218,000	1,233
5.600%, 2/12/65	1,344,000	1,356
Gilead Sciences, Inc. 4.000%, 9/1/36	984,000	887
HCA, Inc.
3.625%, 3/15/32	1,555,000	1,406
4.125%, 6/15/29	5,160,000	5,010
5.250%, 6/15/49	1,743,000	1,534
5.500%, 3/1/32	1,681,000	1,697
5.750%, 3/1/35	1,121,000	1,131
5.900%, 6/1/53	2,685,000	2,566
6.200%, 3/1/55	1,346,000	1,336
Imperial Brands Finance PLC 5.875%, 7/1/34 144A	1,776,000	1,799
JBS USA Holding LUX SARL / JBS USA Food Co. / JBS LUX Co. SARL
3.000%, 5/15/32	2,742,000	2,359
3.625%, 1/15/32	2,559,000	2,306
3.750%, 12/1/31	688,000	628
5.750%, 4/1/33	981,000	997
6.500%, 12/1/52	1,495,000	1,549

Corporate Bonds (24.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
7.250%, 11/15/53	2,877,000	3,244
JBS USA LUX SARL / JBS USA Food Co. / JBS USA Foods Group 6.375%, 2/25/55 144A	479,000	490
The Kroger Co. 5.500%, 9/15/54	470,000	443
Merck & Co., Inc. 2.350%, 6/24/40	818,000	573
Pfizer Investment Enterprises Pte., Ltd.
4.750%, 5/19/33	2,347,000	2,321
5.300%, 5/19/53	238,000	226
Philip Morris International, Inc.
5.000%, 11/17/25	2,040,000	2,047
5.250%, 9/7/28	1,156,000	1,185
5.500%, 9/7/30	1,352,000	1,405
5.750%, 11/17/32	1,183,000	1,238
RELX Capital, Inc.
4.750%, 3/27/30	1,685,000	1,695
5.250%, 3/27/35	1,685,000	1,698
Rollins, Inc. 5.250%, 2/24/35 144A	1,176,000	1,170
Stryker Corp. 4.850%, 2/10/30	2,753,000	2,780
Sysco Corp. 5.100%, 9/23/30	2,448,000	2,485
Tyson Foods, Inc.
5.150%, 8/15/44	539,000	496
5.700%, 3/15/34	1,437,000	1,473
UnitedHealth Group, Inc.
3.050%, 5/15/41	452,000	333
4.600%, 4/15/27	2,012,000	2,025
5.150%, 7/15/34	841,000	847
5.500%, 7/15/44	1,177,000	1,159
5.625%, 7/15/54	4,029,000	3,955
5.750%, 7/15/64	1,039,000	1,022
5.875%, 2/15/53	1,889,000	1,916

Total		143,397

Energy (1.3%)
Chevron USA, Inc.
4.819%, 4/15/32	980,000	986
4.980%, 4/15/35	979,000	981
Devon Energy Corp.
5.200%, 9/15/34	2,523,000	2,434
5.750%, 9/15/54	776,000	710
Diamondback Energy, Inc.
5.150%, 1/30/30	1,819,000	1,847
5.200%, 4/18/27	974,000	986
5.550%, 4/1/35	2,520,000	2,530
5.750%, 4/18/54	977,000	921
5.900%, 4/18/64	489,000	460
Energy Transfer LP
5.250%, 7/1/29	2,457,000	2,493
5.300%, 4/15/47	983,000	869
5.700%, 4/1/35	3,710,000	3,737
5.950%, 5/15/54	3,954,000	3,776
6.000%, 2/1/29 144A	1,782,000	1,812
6.200%, 4/1/55	192,000	190
Enterprise Products Operating LLC
4.950%, 2/15/35	2,001,000	1,973
5.550%, 2/16/55	1,201,000	1,167

Select Bond Portfolio

Corporate Bonds (24.5%)	Shares/ Par +	Value $ (000’s)
Energy continued
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 3/31/34 144A	1,624,030	1,430
2.625%, 3/31/36 144A	1,280,000	1,081
ONEOK, Inc.
5.050%, 11/1/34	506,000	489
5.700%, 11/1/54	2,105,000	1,970
5.850%, 11/1/64	392,000	368
Petroleos Mexicanos 2.460%, 12/15/25	641,900	626
TotalEnergies Capital SA
5.275%, 9/10/54	1,010,000	952
5.425%, 9/10/64	505,000	476
5.488%, 4/5/54	973,000	941
5.638%, 4/5/64	485,000	474

Total		36,679

Financial (8.0%)
Agree LP
2.000%, 6/15/28	1,502,000	1,383
2.600%, 6/15/33	409,000	334
4.800%, 10/1/32	903,000	880
American Express Co.
5.085%, (US SOFR Index plus 1.020%), 1/30/31 α	2,177,000	2,205
5.442%, (US SOFR Index plus 1.320%), 1/30/36 α	2,225,000	2,249
American Homes 4 Rent LP
3.625%, 4/15/32	1,657,000	1,504
4.300%, 4/15/52	743,000	580
5.500%, 7/15/34	674,000	672
Apollo Debt Solutions BDC 6.550%, 3/15/32 144A	1,453,000	1,472
Apollo Global Management, Inc. 5.800%, 5/21/54	599,000	592
Ares Management Corp. 5.600%, 10/11/54	1,466,000	1,362
Ares Strategic Income Fund 6.200%, 3/21/32 144A	1,937,000	1,926
Bain Capital Specialty Finance, Inc. 5.950%, 3/15/30	1,303,000	1,281
Bank of America Corp.
1.734%, (US SOFR plus 0.960%), 7/22/27 α	6,113,000	5,892
5.162%, (US SOFR plus 1.000%), 1/24/31 α	1,448,000	1,468
5.511%, (US SOFR plus 1.310%), 1/24/36 α	1,383,000	1,408
5.518%, (US SOFR plus 1.738%), 10/25/35 α	947,000	929
5.744%, (US SOFR plus 1.697%), 2/12/36 α	2,969,000	2,963
The Bank of New York Mellon Corp. 4.942%, (US SOFR plus 0.887%), 2/11/31 α	2,767,000	2,792
Barclays PLC
5.367%, (US SOFR plus 1.230%), 2/25/31 α	2,972,000	3,005
5.785%, (US SOFR plus 1.590%), 2/25/36 α	3,577,000	3,597
Blackstone Private Credit Fund
6.000%, 1/29/32	2,173,000	2,154
6.000%, 11/22/34 144A	1,196,000	1,151
Blue Owl Credit Income Corp.
6.600%, 9/15/29 144A	1,935,000	1,966
BNP Paribas SA 5.786%, (US SOFR plus 1.620%), 1/13/33 144A α	2,269,000	2,320

Corporate Bonds (24.5%)	Shares/ Par +	Value $ (000’s)
Financial continued
Brixmor Operating Partnership LP 2.500%, 8/16/31	1,586,000	1,362
Citigroup, Inc.
4.542%, (US SOFR plus 1.338%), 9/19/30 α	4,060,000	4,005
4.786%, (US SOFR plus 0.870%), 3/4/29 α	3,427,000	3,434
5.333%, (US SOFR plus 1.465%), 3/27/36 α	3,454,000	3,441
5.612%, (US SOFR plus 1.746%), 3/4/56 α	2,353,000	2,298
5.827%, (US SOFR plus 2.056%), 2/13/35 α	1,069,000	1,064
6.020%, (US SOFR plus 1.830%), 1/24/36 α	5,262,000	5,312
6.174%, (US SOFR plus 2.661%), 5/25/34 α	958,000	982
Citizens Financial Group, Inc. 5.718%, (US SOFR plus 1.910%), 7/23/32 α	1,277,000	1,300
Commonwealth Bank of Australia
4.608%, 3/14/30 144A	2,520,000	2,530
5.929%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.320%), 3/14/46 144A α	1,002,000	992
Crown Castle, Inc.
2.100%, 4/1/31	1,629,000	1,370
5.800%, 3/1/34	1,472,000	1,500
Deutsche Bank AG 3.742%, (US SOFR plus 2.257%), 1/7/33 α	2,749,000	2,416
DNB Bank ASA 4.853%, (US SOFR plus 1.050%), 11/5/30 144A α	3,919,000	3,948
Essex Portfolio LP
2.550%, 6/15/31	855,000	748
5.500%, 4/1/34	1,009,000	1,019
FS KKR Capital Corp. 6.125%, 1/15/30	2,767,000	2,752
Goldman Sachs Bank USA
5.283%, (US SOFR plus 0.777%), 3/18/27 α	3,009,000	3,028
5.414%, (US SOFR plus 0.750%), 5/21/27 α	4,934,000	4,981
The Goldman Sachs Group, Inc.
4.692%, (US SOFR plus 1.135%), 10/23/30 α	2,930,000	2,912
5.016%, (US SOFR plus 1.420%), 10/23/35 α	4,328,000	4,208
5.049%, (US SOFR plus 1.210%), 7/23/30 α	1,513,000	1,526
5.207%, (US SOFR plus 1.078%), 1/28/31 α	3,870,000	3,923
5.330%, (US SOFR plus 1.550%), 7/23/35 α	3,009,000	2,994
5.734%, (US SOFR plus 1.696%), 1/28/56 α	1,379,000	1,374
HSBC Holdings PLC
4.899%, (US SOFR plus 1.030%), 3/3/29 α	3,958,000	3,967
5.130%, (US SOFR plus 1.290%), 3/3/31 α	3,958,000	3,970
5.450%, (US SOFR plus 1.560%), 3/3/36 α	1,032,000	1,028
5.874%, (US SOFR plus 1.900%), 11/18/35 α	2,935,000	2,925
Invitation Homes Operating Partnership LP
2.000%, 8/15/31	286,000	239
4.150%, 4/15/32	1,650,000	1,540
4.875%, 2/1/35	1,465,000	1,402
JPMorgan Chase & Co.
4.603%, (US SOFR plus 1.040%), 10/22/30 α	3,908,000	3,882
4.946%, (US SOFR plus 1.340%), 10/22/35 α	1,435,000	1,404
5.140%, (US SOFR plus 0.900%), 1/24/31 α	2,419,000	2,457
5.294%, (US SOFR plus 1.460%), 7/22/35 α	1,505,000	1,511
5.502%, (US SOFR plus 1.315%), 1/24/36 α	2,419,000	2,471

Select Bond Portfolio

Corporate Bonds (24.5%)	Shares/ Par +	Value $ (000’s)
Financial continued
Kimco Realty Corp. 4.850%, 3/1/35	1,320,000	1,271
Mastercard, Inc.
4.350%, 1/15/32	1,852,000	1,819
4.550%, 1/15/35	1,767,000	1,722
Morgan Stanley
5.042%, (US SOFR plus 1.215%), 7/19/30 α	4,512,000	4,550
5.449%, (US SOFR plus 1.630%), 7/20/29 α	1,906,000	1,949
5.831%, (US SOFR plus 1.580%), 4/19/35 α	4,454,000	4,616
Morgan Stanley Bank NA
4.952%, (US SOFR plus 1.080%), 1/14/28 α	4,138,000	4,164
4.968%, (US SOFR plus 0.930%), 7/14/28 α	3,692,000	3,724
5.016%, (US SOFR plus 0.906%), 1/12/29 α	7,949,000	8,044
5.230%, (US SOFR plus 1.108%), 1/15/31 α	5,793,000	5,887
5.587%, (US SOFR plus 1.418%), 1/18/36 α	4,349,000	4,442
New York Life Global Funding 5.350%, 1/23/35 144A	1,435,000	1,468
Oaktree Specialty Lending Corp. 6.340%, 2/27/30	1,665,000	1,658
The PNC Financial Services Group, Inc. 4.812%, (US SOFR plus 1.259%), 10/21/32 α	2,247,000	2,223
Realty Income Corp.
2.100%, 3/15/28	930,000	867
2.850%, 12/15/32	1,200,000	1,034
3.400%, 1/15/30	993,000	936
4.900%, 7/15/33	1,428,000	1,402
Regency Centers LP
2.950%, 9/15/29	2,271,000	2,116
5.250%, 1/15/34	1,946,000	1,948
Santander Holdings USA, Inc.
5.741%, (US SOFR plus 1.878%), 3/20/31 α	1,265,000	1,274
6.342%, (US SOFR plus 2.138%), 5/31/35 α	1,541,000	1,577
Societe Generale SA
7.132%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.950%), 1/19/55 144A α	523,000	520
7.367%, 1/10/53 144A	523,000	537
State Street Corp.
4.536%, 2/28/28	3,917,000	3,935
4.729%, 2/28/30	3,918,000	3,939
Store Capital LLC
2.700%, 12/1/31	577,000	488
2.750%, 11/18/30	1,466,000	1,285
5.400%, 4/30/30 144A	985,000	987
Sun Communities Operating LP 4.200%, 4/15/32	1,821,000	1,709
Swedbank AB 4.998%, 11/20/29 144A	2,936,000	2,975
UBS Group AG 5.379%, (US SOFR ICE Swap Rate 1 Yearplus 1.860%), 9/6/45 144A α	2,948,000	2,816
VICI Properties, Inc. 5.625%, 4/1/35	1,772,000	1,762
Wells Fargo & Co.
4.897%, (US SOFR plus 2.100%), 7/25/33 α	1,519,000	1,497
5.244%, (US SOFR plus 1.110%), 1/24/31 α	3,165,000	3,218
5.574%, (US SOFR plus 1.740%), 7/25/29 α	959,000	985
5.707%, (US SOFR plus 1.070%), 4/22/28 α	1,525,000	1,558

Corporate Bonds (24.5%)	Shares/ Par +	Value $ (000’s)
Financial continued
6.303%, (US SOFR plus 1.790%), 10/23/29 α	976,000	1,026

Total		226,228

Industrial (1.7%)
The Boeing Co.
5.805%, 5/1/50	1,699,000	1,617
6.858%, 5/1/54	1,009,000	1,096
Burlington Northern Santa Fe LLC
4.450%, 1/15/53	384,000	325
5.200%, 4/15/54	1,021,000	972
Caterpillar Financial Services Corp.
4.375%, 8/16/29	2,008,000	2,004
4.450%, 10/16/26	2,008,000	2,016
4.850%, 2/27/29	1,932,000	1,963
5.000%, 5/14/27	2,929,000	2,976
CRH America Finance, Inc.
5.500%, 1/9/35	1,578,000	1,598
CRH SMW Finance DAC
5.125%, 1/9/30	1,578,000	1,597
Crowley Conro LLC 4.181%, 8/15/43	1,128,988	1,027
Deere & Co.
5.450%, 1/16/35	4,399,000	4,555
5.700%, 1/19/55	2,034,000	2,119
Embraer Netherlands Finance BV 5.980%, 2/11/35	2,540,000	2,585
Howmet Aerospace, Inc. 4.850%, 10/15/31	1,304,000	1,299
John Deere Capital Corp.
4.150%, 9/15/27	1,920,000	1,917
4.500%, 1/8/27	2,421,000	2,435
4.650%, 1/7/28	1,895,000	1,919
4.850%, 6/11/29	318,000	323
5.050%, 6/12/34	2,206,000	2,218
5.100%, 4/11/34	2,435,000	2,464
5.150%, 9/8/26	1,791,000	1,815
Lockheed Martin Corp.
4.800%, 8/15/34	2,008,000	1,978
5.200%, 2/15/55	735,000	696
5.200%, 2/15/64	692,000	642
Republic Services, Inc.
5.150%, 3/15/35	841,000	846
Union Pacific Corp.
2.375%, 5/20/31	915,000	809
2.800%, 2/14/32	1,242,000	1,104

Total		46,915

Technology (2.5%)
Accenture Capital, Inc.
4.050%, 10/4/29	383,000	378
4.250%, 10/4/31	3,905,000	3,834
4.500%, 10/4/34	2,148,000	2,075
Apple, Inc.
2.375%, 2/8/41	700,000	489
2.650%, 5/11/50	763,000	480
2.650%, 2/8/51	589,000	369
3.950%, 8/8/52	1,842,000	1,482
Broadcom, Inc.
2.450%, 2/15/31 144A	1,506,000	1,325
3.150%, 11/15/25	1,129,000	1,119

Select Bond Portfolio

Corporate Bonds (24.5%)	Shares/ Par +	Value $ (000’s)
Technology continued
4.150%, 2/15/28	2,396,000	2,376
4.550%, 2/15/32	2,441,000	2,382
4.800%, 10/15/34	3,418,000	3,336
4.926%, 5/15/37 144A	1,376,000	1,323
5.050%, 7/12/29	3,512,000	3,561
5.150%, 11/15/31	6,222,000	6,310
Cadence Design Systems, Inc.
4.200%, 9/10/27	1,820,000	1,815
4.300%, 9/10/29	5,053,000	5,003
4.700%, 9/10/34	4,698,000	4,587
Foundry JV Holdco LLC
5.500%, 1/25/31 144A	1,629,000	1,655
5.900%, 1/25/33 144A	793,000	807
6.300%, 1/25/39 144A	538,000	557
Hewlett Packard Enterprise Co. 5.600%, 10/15/54	1,223,000	1,164
Intel Corp.
2.800%, 8/12/41	827,000	548
3.250%, 11/15/49	484,000	304
5.600%, 2/21/54	485,000	441
5.625%, 2/10/43	552,000	521
5.700%, 2/10/53	895,000	823
5.900%, 2/10/63	1,342,000	1,258
KLA Corp.
3.300%, 3/1/50	789,000	548
4.700%, 2/1/34	1,944,000	1,913
NetApp, Inc.
5.500%, 3/17/32	4,201,000	4,233
5.700%, 3/17/35	2,521,000	2,517
Oracle Corp.
4.000%, 7/15/46	1,671,000	1,278
5.375%, 9/27/54	229,000	209
6.000%, 8/3/55	1,858,000	1,856
Synopsys, Inc.
4.650%, 4/1/28	1,468,000	1,476
4.850%, 4/1/30	2,100,000	2,114
5.000%, 4/1/32	1,680,000	1,684
5.700%, 4/1/55	421,000	418
Texas Instruments, Inc.
5.000%, 3/14/53	1,150,000	1,072
5.150%, 2/8/54	972,000	922

Total		70,562

Utilities (2.5%)
Alabama Power Co. 5.100%, 4/2/35	1,362,000	1,362
American Transmission Systems, Inc. 2.650%, 1/15/32 144A	599,000	514
Baltimore Gas & Electric Co. 2.250%, 6/15/31	1,284,000	1,117
CenterPoint Energy Houston Electric LLC 3.600%, 3/1/52	949,000	685
Chile Electricity Lux MPC SARL	144A	144A
5.580%, 10/20/35 144A	1,230,000	1,229
5.672%, 10/20/35 144A	1,886,000	1,886
Consolidated Edison Co. of New York, Inc.
3.200%, 12/1/51	288,000	190
5.375%, 5/15/34	1,479,000	1,512
5.500%, 3/15/34	2,452,000	2,532
5.500%, 3/15/55	1,724,000	1,674
5.700%, 5/15/54	984,000	981

Corporate Bonds (24.5%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Consumers Energy Co. 4.700%, 1/15/30	1,093,000	1,098
DTE Electric Co.
2.950%, 3/1/50	1,499,000	978
3.650%, 3/1/52	687,000	507
DTE Energy Co.
5.200%, 4/1/30	2,102,000	2,129
5.850%, 6/1/34	1,379,000	1,426
Duke Energy Carolinas LLC
2.550%, 4/15/31	586,000	520
2.850%, 3/15/32	1,595,000	1,404
3.550%, 3/15/52	1,162,000	822
5.250%, 3/15/35	1,401,000	1,419
5.350%, 1/15/53	1,125,000	1,074
Duke Energy Corp. 3.500%, 6/15/51	796,000	542
Duke Energy Florida LLC 2.400%, 12/15/31	1,280,000	1,109
Duke Energy Progress LLC
2.500%, 8/15/50	1,296,000	758
3.700%, 10/15/46	292,000	219
Entergy Arkansas LLC
2.650%, 6/15/51	1,157,000	679
5.150%, 1/15/33	1,927,000	1,948
Entergy Mississippi LLC 5.800%, 4/15/55	1,256,000	1,250
Exelon Corp.
5.125%, 3/15/31	1,681,000	1,700
5.875%, 3/15/55	1,934,000	1,930
FirstEnergy Pennsylvania Electric Co.
3.250%, 3/15/28 144A	1,251,000	1,206
4.300%, 1/15/29 144A	1,510,000	1,488
5.150%, 3/30/26 144A	963,000	968
5.200%, 4/1/28 144A	988,000	1,003
Georgia Power Co. 5.200%, 3/15/35	504,000	507
Jersey Central Power & Light Co. 2.750%, 3/1/32 144A	1,411,000	1,219
5.100%, 1/15/35 144A	1,143,000	1,130
MidAmerican Energy Co. 2.700%, 8/1/52	1,113,000	680
Mississippi Power Co.
3.100%, 7/30/51	1,540,000	1,003
4.250%, 3/15/42	654,000	554
Northern States Power Co. 5.400%, 3/15/54	777,000	754
NSTAR Electric Co.
5.200%, 3/1/35	756,000	756
5.400%, 6/1/34	1,483,000	1,508
Oncor Electric Delivery Co. LLC
5.350%, 4/1/35 144A	1,180,000	1,193
5.800%, 4/1/55 144A	1,379,000	1,384
Pacific Gas & Electric Co.
3.500%, 8/1/50	487,000	324
3.950%, 12/1/47	2,914,000	2,130
4.200%, 6/1/41	746,000	593
4.750%, 2/15/44	432,000	360
4.950%, 7/1/50	3,668,000	3,063
PECO Energy Co. 2.850%, 9/15/51	1,549,000	965

Select Bond Portfolio

Corporate Bonds (24.5%)	Shares/ Par +	Value $ (000’s)
Utilities continued
PPL Capital Funding, Inc. 5.250%, 9/1/34	893,000	889
Public Service Company of Oklahoma 3.150%, 8/15/51	869,000	561
Public Service Electric & Gas Co.
1.900%, 8/15/31	2,207,000	1,874
2.050%, 8/1/50	356,000	189
2.700%, 5/1/50	601,000	371
5.050%, 3/1/35	1,483,000	1,492
5.500%, 3/1/55	588,000	580
Public Service Enterprise Group, Inc.
5.400%, 3/15/35	924,000	929
5.450%, 4/1/34	1,653,000	1,670
San Diego Gas & Electric Co. 5.400%, 4/15/35	1,011,000	1,018
Sempra 6.550%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 2.138%), 4/1/55 α	281,000	267
Southern California Edison Co.
4.125%, 3/1/48	967,000	728
5.250%, 3/15/30	982,000	988
Virginia Electric & Power Co. 2.950%, 11/15/51	1,284,000	799

Total		70,337

Total Corporate Bonds (Cost: $701,107)		690,260

Governments (22.8%)
Governments (22.8%)
Bank Gospodarstwa Krajowego 6.250%, 7/9/54 144A	2,703,000	2,720
Chile Government International Bond 5.650%, 1/13/37	1,312,000	1,331
Export Finance & Insurance Corp. 4.625%, 10/26/27 144A	3,290,000	3,338
Federal National Mortgage Association 0.000%, 11/15/30 PO	11,778,000	9,280
Israel Government International Bond
3.875%, 7/3/50	775,000	547
4.500%, 1/17/33	553,000	516
5.375%, 2/19/30	5,955,000	5,999
5.625%, 2/19/35	2,238,000	2,224
5.750%, 3/12/54	2,131,000	1,955
Republic of Paraguay
5.400%, 3/30/50 144A	3,408,000	2,922
6.650%, 3/4/55 144A	830,000	832
United Mexican States
2.659%, 5/24/31	4,131,000	3,475
3.500%, 2/12/34	4,922,000	4,035
4.600%, 1/23/46	1,349,000	1,004
4.600%, 2/10/48	1,184,000	867
4.750%, 3/8/44	646,000	500
US Treasury
0.375%, 1/31/26	2,372,000	2,300
0.750%, 1/31/28	7,477,000	6,853
1.125%, 5/15/40	3,189,000	2,018
1.125%, 8/15/40	22,653,000	14,196
1.125%, 8/31/28	1,474,000	1,344
1.250%, 4/30/28	53,851,000	49,757
1.375%, 11/15/40	74,263,000	48,259

Governments (22.8%)	Shares/ Par +	Value $ (000’s)
Governments continued
1.375%, 10/31/28	1,127,000	1,032
1.750%, 8/15/41	93,776,000	63,552
1.750%, 1/31/29	20,861,000	19,266
1.875%, 2/15/32	16,375,000	14,219
2.000%, 11/15/41	80,095,000	56,257
2.250%, 8/15/49	1,794,000	1,157
2.375%, 2/15/42	14,005,000	10,394
2.625%, 5/31/27	13,011,000	12,667
2.750%, 4/30/27	4,480,000	4,378
2.875%, 5/15/28	64,573,000	62,638
2.875%, 4/30/29	33,703,000	32,380
3.000%, 2/15/48	46,482,000	35,432
3.000%, 8/15/48	8,960,000	6,804
3.000%, 2/15/49	8,488,000	6,419
3.125%, 5/15/48	7,278,000	5,665
3.375%, 11/15/48	3,573,000	2,900
3.500%, 9/30/26	315,000	313
3.500%, 9/30/29	787,000	773
3.625%, 3/31/30	2,568,000	2,529
3.750%, 8/31/31	3,052,000	2,998
3.875%, 3/15/28	9,629,000	9,628
4.000%, 3/31/30	18,786,000	18,824
4.125%, 3/31/32	499,000	500
4.125%, 1/31/27	9,841,000	9,874
4.125%, 2/28/27	19,519,000	19,593
4.125%, 10/31/29	3,058,000	3,080
4.250%, 8/15/54	42,247,000	39,877
4.250%, 12/31/26	6,503,000	6,537
4.250%, 2/15/28	1,537,000	1,552
4.500%, 11/15/54	13,130,000	12,937
4.500%, 5/15/27	4,505,000	4,559
4.625%, 2/15/35	3,190,000	3,296
4.625%, 11/15/44	130,000	130
4.625%, 5/15/54	1,191,000	1,195
4.625%, 11/15/26	2,607,000	2,634
4.750%, 2/15/45	2,297,000	2,339

Total		644,600

Total Governments (Cost: $646,374)		644,600

Municipal Bonds (0.3%)
Municipal Bonds (0.3%)
County of Clark Department of Aviation 6.820%, 7/1/45 RB	1,780,000	2,011
North Texas Tollway Authority, Series 2009-B 6.718%, 1/1/49 RB	1,950,000	2,196
The Ohio State University 4.800%, 6/1/11 RB	1,070,000	924
Port Authority of New York & New Jersey 4.458%, 10/1/62 RB	3,110,000	2,642
The University of Texas System 2.439%, 8/15/49 RB	925,000	571

Total Municipal Bonds (Cost: $10,408)		8,344

Structured Products (54.3%)
Asset Backed Securities (7.9%)
Ally Auto Receivables Trust, Series 2022-3, Class A3 5.070%, 6/15/31	1,172,000	1,179

Select Bond Portfolio

Structured Products (54.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Ally Auto Receivables Trust, Series 2024-2, Class A4 4.140%, 10/15/30	1,442,000	1,429
American Express Credit Account Master Trust, Series 2023-4, Class A 5.150%, 9/15/30	1,289,000	1,326
American Express Credit Account Master Trust, Series 2025-1, Class A 4.560%, 12/25/29	3,360,000	3,386
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3 4.380%, 4/18/28	666,363	666
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A3 5.620%, 11/18/27	1,063,826	1,069
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3 5.810%, 5/18/28	2,140,000	2,166
BA Credit Card Trust, Series 2024-A1, Class A 4.930%, 5/15/29	3,307,000	3,350
Chase Auto Owner Trust, Series 2022-AA, Class A4 3.990%, 3/27/28 144A	1,504,000	1,496
College Avenue Student Loans LLC, Series 2017-A, Class A1 6.085%, (US SOFR 1 Month plus 1.765%), 11/26/46 144A	463,302	467
College Avenue Student Loans LLC, Series 2018-A, Class A2 4.130%, 12/26/47 144A	436,590	426
College Avenue Student Loans LLC, Series 2019-A, Class A2 3.280%, 12/28/48 144A	892,158	847
Discover Card Execution Note Trust, Series 2023-A2, Class A 4.930%, 6/15/28	7,803,000	7,857
Ford Credit Auto Lease Trust, Series 2024-A, Class A4 5.050%, 6/15/27	1,103,000	1,109
Ford Credit Auto Lease Trust, Series 2025-A, Class A3 4.720%, 6/15/28	1,707,000	1,715
Ford Credit Auto Owner Trust, Series 2022-D, Class A4 5.300%, 3/15/28	1,060,000	1,072
Ford Credit Auto Owner Trust, Series 2024-D, Class A3 4.610%, 8/15/29	1,067,000	1,074
Ford Credit Auto Owner Trust, Series 2025-1, Class A 4.860%, 8/15/37 144A Σ	7,384,000	7,492
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1 4.300%, 9/15/29 144A	6,050,000	6,036
Ford Credit Floorplan Master Owner Trust, Series 2024-4, Class A 4.400%, 9/15/31 144A	2,666,000	2,658
GM Financial Automobile Leasing Trust, Series 2023-2, Class A4 5.090%, 5/20/27	1,491,000	1,493

Structured Products (54.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4 5.440%, 8/20/27	955,000	961
GM Financial Automobile Leasing Trust, Series 2025-1, Class A3 4.660%, 2/21/28	1,633,000	1,641
GM Financial Revolving Receivables Trust, Series 2024-1, Class A 4.980%, 12/11/36 144A	1,576,000	1,602
GM Financial Revolving Receivables Trust, Series 2024-2, Class A 4.520%, 3/11/37 144A	1,506,000	1,505
GM Financial Revolving Receivables Trust, Series 2025-1, Class A 4.640%, 12/11/37 144A	9,737,000	9,762
GMF Floorplan Owner Revolving Trust, Series 2024-2A, Class A1 4.640%, 3/15/30 144A	4,883,000	4,882
GMF Floorplan Owner Revolving Trust, Series 2024-4A, Class A1 4.730%, 11/15/29 144A	3,613,000	3,631
Hyundai Auto Lease Securitization Trust, Series 2024-C, Class A3 4.620%, 4/17/28 144A	1,525,000	1,529
Hyundai Auto Lease Securitization Trust, Series 2025-A, Class A3 4.830%, 1/18/28 144A	1,985,000	1,998
Hyundai Auto Receivables Trust, Series 2022- A, Class A3 2.220%, 10/15/26	671,285	668
Hyundai Auto Receivables Trust, Series 2022- A, Class A4 2.350%, 4/17/28	1,194,000	1,176
Hyundai Auto Receivables Trust, Series 2023- A, Class A4 4.480%, 7/17/28	2,148,000	2,147
Hyundai Auto Receivables Trust, Series 2023- B, Class A3 5.480%, 4/17/28	1,222,000	1,232
Mercedes-Benz Auto Receivables Trust, Series 2022-1, Class A4 5.250%, 2/15/29	2,454,000	2,485
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A3 4.780%, 12/17/29	2,096,000	2,115
Navient Private Education Refi Loan Trust, Series 2018-DA, Class A2A 4.000%, 12/15/59 144A	972,215	962
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420%, 1/15/43 144A	498,701	494
Navient Private Education Refi Loan Trust, Series 2019-C, Class A2 3.130%, 2/15/68 144A	531,966	522
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A 3.010%, 12/15/59 144A	2,103,672	2,040
Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2 2.600%, 8/15/68 144A	1,178,657	1,132

Select Bond Portfolio

Structured Products (54.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navient Private Education Refi Loan Trust, Series 2020-EA, Class A 1.690%, 5/15/69 144A	70,794	66
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A 1.170%, 9/16/69 144A	1,301,250	1,204
Navient Private Education Refi Loan Trust, Series 2021-BA, Class A 0.940%, 7/15/69 144A	590,151	536
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A 1.060%, 10/15/69 144A	2,067,080	1,859
Navient Private Education Refi Loan Trust, Series 2021-EA, Class A 0.970%, 12/16/69 144A	3,484,238	3,090
Navient Private Education Refi Loan Trust, Series 2021-FA, Class A 1.110%, 2/18/70 144A	2,200,502	1,934
Navient Private Education Refi Loan Trust, Series 2021-GA, Class A 1.580%, 4/15/70 144A	562,105	503
Navient Private Education Refi Loan Trust, Series 2022-A, Class A 2.230%, 7/15/70 144A	5,523,048	4,985
Navient Student Loan Trust, Series 2021-3A, Class A1A 1.770%, 8/25/70 144A	2,176,460	1,895
Nelnet Student Loan Trust, Series 2004-4, Class A5 4.978%, (US 90 Day Average SOFR plus 0.422%), 1/25/37	894,575	891
Nelnet Student Loan Trust, Series 2005-1, Class A5 4.928%, (US 90 Day Average SOFR plus 0.372%), 10/25/33	2,780,527	2,755
Nelnet Student Loan Trust, Series 2005-2, Class A5 4.724%, (US 90 Day Average SOFR plus 0.362%), 3/23/37	2,563,274	2,540
Nelnet Student Loan Trust, Series 2005-3, Class A5 4.744%, (US 90 Day Average SOFR plus 0.382%), 12/24/35	1,906,124	1,891
Nissan Auto Lease Trust, Series 2023-B, Class A4 5.610%, 11/15/27	2,116,000	2,127
Nissan Auto Lease Trust, Series 2025-A, Class A3 4.750%, 3/15/28	3,224,000	3,250
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4 4.450%, 11/15/29	1,459,000	1,460
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4 4.180%, 12/15/28 144A	945,480	944
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3 5.750%, 4/15/27	8,433	8
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3 5.630%, 1/16/29	2,440,000	2,464

Structured Products (54.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Santander Drive Auto Receivables Trust, Series 2025-2, Class A3 4.670%, 8/15/29	2,360,000	2,365
SBNA Auto Lease Trust, Series 2024-C, Class A3 4.560%, 2/22/28 144A	2,061,000	2,061
SBNA Auto Lease Trust, Series 2024-C, Class A4 4.420%, 3/20/29 144A	1,391,000	1,389
SBNA Auto Receivables Trust, Series 2024-A, Class A3 5.320%, 12/15/28 144A	1,483,000	1,489
SBNA Auto Receivables Trust, Series 2024-A, Class A4 5.210%, 4/16/29 144A	636,000	642
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3 4.950%, 5/21/29 144A	3,282,000	3,300
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A4 4.940%, 1/21/31 144A	557,000	562
SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A3 5.330%, 11/20/29 144A	2,099,000	2,125
SMB Private Education Loan Trust, Series 2021-A, Class APT1 1.070%, 1/15/53 144A	3,109,535	2,779
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX 2.650%, 9/25/40 144A	20,916	21
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX 1.140%, 2/15/47 144A	1,675,014	1,480
Synchrony Card Funding LLC, Series 2025- A1, Class A 4.780%, 2/18/31	4,822,000	4,878
T-Mobile US Trust, Series 2022-1A, Class A 4.910%, 5/22/28 144A	1,086,297	1,087
T-Mobile US Trust, Series 2024-1A, Class A 5.050%, 9/20/29 144A	3,303,000	3,330
T-Mobile US Trust, Series 2024-2A, Class A 4.250%, 5/21/29 144A	2,560,000	2,552
T-Mobile US Trust, Series 2025-1A, Class A 4.740%, 11/20/29 144A	2,387,000	2,404
Toyota Auto Receivables Owner Trust, Series 2022-D, Class A4 5.430%, 4/17/28	1,337,000	1,361
Toyota Auto Receivables Owner Trust, Series 2023-B, Class A3 4.710%, 2/15/28	2,775,000	2,778
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3 5.160%, 4/17/28	3,403,000	3,425
Verizon Master Trust, Series 2023-1, Class A 4.490%, 1/22/29	4,180,000	4,180
Verizon Master Trust, Series 2023-2, Class A 4.890%, 4/20/28	1,546,000	1,546
Verizon Master Trust, Series 2023-4, Class A1A 5.160%, 6/20/29	7,176,000	7,237

Select Bond Portfolio

Structured Products (54.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Verizon Master Trust, Series 2024-1, Class A1A 5.000%, 12/20/28	4,995,000	5,012
Verizon Master Trust, Series 2024-7, Class A
4.350%, 8/20/32 144A	4,438,000	4,413
4.940%, 1/20/33 144A	5,536,000	5,649
Verizon Master Trust, Series 2025-3, Class A1A 4.510%, 3/20/30	5,037,000	5,039
Verizon Master Trust, Series 2025-4, Class A 4.760%, 3/21/33 144A	5,037,000	5,036
Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A3 5.020%, 6/20/28	3,085,000	3,102
Volkswagen Auto Loan Enhanced Trust, Series 2024-1, Class A3 4.630%, 7/20/29	1,375,000	1,383
Volkswagen Auto Loan Enhanced Trust, Series 2025-1, Class A4 4.610%, 7/21/31	1,825,000	1,832
Wells Fargo Card Issuance Trust, Series 2024- A2, Class A 4.290%, 10/15/29	3,908,000	3,907
Wells Fargo Card Issuance Trust, Series 2024- AI, Class A 4.940%, 2/15/29	6,308,000	6,384
World Financial Network Credit Card Master Trust, Series 2024-A, Class A 5.470%, 2/17/31	723,000	737
World Financial Network Credit Card Master Trust, Series 2024-B, Class A 4.620%, 5/15/31	2,064,000	2,074
World Omni Select Auto Trust, Series 2023-A, Class A2A 5.920%, 3/15/27	79,249	79

Total		222,837

Mortgage Securities (46.4%)
Angel Oak Mortgage Trust, Series 2020-2, Class A1A 2.531%, (AFC), 1/26/65 144A	635,189	593
Angel Oak Mortgage Trust, Series 2020-5, Class A1 1.373%, (AFC), 5/25/65 144A	138,491	132
Angel Oak Mortgage Trust, Series 2021-6, Class A1 1.458%, (AFC), 9/25/66 144A	1,360,015	1,126
BANK, Series 2022-BNK44, Class A5 5.744%, (CSTR), 11/15/55	1,073,000	1,120
BANK, Series 2025-BNK49, Class A5 5.623%, (AFC), 3/15/58	2,329,000	2,420
BANK5, Series 2025-5YR13, Class A3 5.753%, 1/15/58	1,845,000	1,912
Barclays Commercial Mortgage Securities LLC, Series 2018-C2, Class ASB 4.236%, 12/15/51	489,322	485
BBCMS Mortgage Trust, Series 2025-5C33, Class A4 5.839%, 3/15/58	5,525,000	5,743

Structured Products (54.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
BBCMS Mortgage Trust, Series 2025-C32, Class A5 5.720%, 2/15/63	1,830,000	1,915
Benchmark Mortgage Trust, Series 2025-V13, Class A4 5.815%, (AFC), 2/15/58	2,178,000	2,263
BMO Mortgage Trust, Series 2025-C11, Class A5 5.687%, 2/15/58	2,303,000	2,400
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 2.879%, (AFC), 7/25/49 144A Σ	580,310	564
BX Commercial Mortgage Trust, Series 2021- VOLT, Class A 5.134%, (US SOFR 1 Month plus 0.815%), 9/15/36 144A	6,842,000	6,782
Citigroup Mortgage Loan Trust, Series 2005-1, Class 3A1 6.500%, 4/25/35	49,641	50
COLT Mortgage Loan Trust, Series 2021-2, Class A1 0.924%, (AFC), 8/25/66 144A	1,771,856	1,469
COLT Mortgage Loan Trust, Series 2021-4, Class A1 1.397%, (AFC), 10/25/66 144A	1,907,405	1,586
COMM Mortgage Trust, Series 2015-LC23, Class A3 3.521%, 10/10/48	1,180,282	1,174
Federal Home Loan Mortgage Corp.
2.000%, 6/1/40	5,744,941	5,023
2.000%, 7/1/40	9,658,005	8,444
2.000%, 8/1/40	6,151,624	5,376
2.000%, 10/1/40	6,360,190	5,440
2.000%, 11/1/40	10,334,259	8,838
2.000%, 12/1/40	1,764,498	1,509
2.000%, 1/1/41	1,335,220	1,142
2.000%, 2/1/41	1,445,699	1,235
2.000%, 11/1/41	2,731,153	2,328
2.000%, 3/1/42	2,556,902	2,169
2.000%, 2/1/47	1,047,408	834
2.000%, 12/1/51	784,696	637
2.500%, 10/1/32	35,166,223	33,608
2.500%, 4/1/42	963,572	850
2.500%, 5/1/42	3,527,478	3,095
2.500%, 6/1/42	1,241,137	1,092
2.500%, 8/1/43	2,794,474	2,466
2.500%, 6/1/46	3,270,761	2,887
2.500%, 9/1/51	5,823,301	4,922
2.500%, 1/1/52	30,519,341	25,772
2.500%, 2/1/52	581,737	488
2.500%, 3/1/52	2,064,206	1,735
3.000%, 4/1/40	1,547,714	1,427
3.000%, 3/1/43	1,102,376	991
3.000%, 4/1/43	4,341,682	3,905
3.000%, 5/1/43	3,893,916	3,516
3.000%, 8/1/43	2,828,495	2,544
3.000%, 2/1/45	3,831,944	3,436
3.000%, 4/1/45	4,163,243	3,744
3.000%, 5/1/45	2,134,375	1,901
3.000%, 1/1/46	1,913,083	1,727
3.000%, 9/1/46	2,886,282	2,562

Select Bond Portfolio

Structured Products (54.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
3.000%, 2/1/47	698,021	629
3.000%, 4/1/47	13,021,271	11,533
3.000%, 5/1/49	1,464,850	1,299
3.105%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.621%), 2/1/50	1,678,337	1,664
3.178%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.640%), 11/1/48	1,147,976	1,188
3.952%, (US 30 Day Average SOFR plus 2.140%), 8/1/52	1,689,662	1,631
4.000%, 3/1/50	5,636,793	5,353
4.221%, (US 30 Day Average SOFR plus
2.305%), 5/1/53	4,801,367	4,754
4.500%, 6/1/39	67,107	67
4.500%, 7/1/39	78,062	77
5.500%, 5/1/54	3,383,151	3,380
6.000%, 9/1/54	17,972,278	18,675
6.000%, 10/1/54	3,075,113	3,196
6.000%, 12/1/54	2,103,081	2,190
6.500%, 9/1/54	7,020,444	7,417
6.500%, 10/1/54	2,099,439	2,224
6.500%, 11/1/54	528,019	557
6.500%, 1/1/55	1,361,360	1,437
6.500%, 2/1/55	1,164,369	1,229
6.500%, 3/1/55	1,173,000	1,238
Federal Home Loan Mortgage Corp. Stripped, Series 326, Class F2 5.013%, (US 30 Day Average SOFR plus 0.665%), 3/15/44	1,071,562	1,067
Federal Home Loan Mortgage Corp., Series 1582, Class M 2.500%, 5/25/49	1,424,791	1,278
Federal Home Loan Mortgage Corp., Series 2002-2439, Class LH 6.000%, 4/15/32	93,844	97
Federal Home Loan Mortgage Corp., Series 2012-264, Class 30 3.000%, 7/15/42	2,304,562	2,107
Federal Home Loan Mortgage Corp., Series 2012-271, Class F5 4.963%, (US 30 Day Average SOFR plus 0.615%), 8/15/42	881,820	869
Federal Home Loan Mortgage Corp., Series 2012-272, Class F1 4.963%, (US 30 Day Average SOFR plus 0.615%), 8/15/42	1,389,686	1,370
Federal Home Loan Mortgage Corp., Series 2012-280, Class F1 4.963%, (US 30 Day Average SOFR plus 0.615%), 9/15/42	1,411,876	1,392
Federal Home Loan Mortgage Corp., Series 3693, Class FC 4.963%, (US 30 Day Average SOFR plus 0.615%), 7/15/40	720,320	715
Federal Home Loan Mortgage Corp., Series 3919, Class FA 4.963%, (US 30 Day Average SOFR plus 0.615%), 9/15/41	681,125	676

Structured Products (54.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 3958, Class AF 4.913%, (US 30 Day Average SOFR plus 0.565%), 11/15/41	642,059	636
Federal Home Loan Mortgage Corp., Series 3975, Class FA 4.953%, (US 30 Day Average SOFR plus 0.605%), 12/15/41	602,192	597
Federal Home Loan Mortgage Corp., Series 3990, Class FG 4.913%, (US 30 Day Average SOFR plus 0.565%), 1/15/42	750,522	743
Federal Home Loan Mortgage Corp., Series 4059, Class FP 4.913%, (US 30 Day Average SOFR plus 0.565%), 6/15/42	847,004	838
Federal Home Loan Mortgage Corp., Series 4091, Class BX 3.250%, 10/15/41	1,414,810	1,316
Federal Home Loan Mortgage Corp., Series 4091, Class EX 3.375%, 7/15/42	877,259	818
Federal Home Loan Mortgage Corp., Series 4091, Class FN 4.863%, (US 30 Day Average SOFR plus 0.515%), 8/15/42	837,128	826
Federal Home Loan Mortgage Corp., Series 4091, Class MX 3.250%, 2/15/42	1,100,345	1,019
Federal Home Loan Mortgage Corp., Series 4122, Class FP 4.863%, (US 30 Day Average SOFR plus 0.515%), 10/15/42	633,253	623
Federal Home Loan Mortgage Corp., Series 4160, Class HP 2.500%, 1/15/33	942,682	900
Federal Home Loan Mortgage Corp., Series 4177, Class HB 2.500%, 10/15/42	970,959	858
Federal Home Loan Mortgage Corp., Series 4184, Class FN 4.813%, (US 30 Day Average SOFR plus 0.465%), 3/15/43	491,459	484
Federal Home Loan Mortgage Corp., Series 4205, Class PA 1.750%, 5/15/43	762,099	650
Federal Home Loan Mortgage Corp., Series 4240, Class FA 4.963%, (US 30 Day Average SOFR plus 0.615%), 8/15/43	2,544,262	2,506
Federal Home Loan Mortgage Corp., Series 4281, Class FA 4.863%, (US 30 Day Average SOFR plus 0.515%), 12/15/43	385,607	382
Federal Home Loan Mortgage Corp., Series 4286, Class VF 4.913%, (US 30 Day Average SOFR plus 0.565%), 12/15/43	1,892,347	1,864

Select Bond Portfolio

Structured Products (54.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 4303, Class FA 4.813%, (US 30 Day Average SOFR plus 0.465%), 2/15/44	689,526	678
Federal Home Loan Mortgage Corp., Series 4427, Class CE 3.000%, 2/15/34	263,065	259
Federal Home Loan Mortgage Corp., Series 4446, Class CP 2.250%, 3/15/45	1,138,288	1,003
Federal Home Loan Mortgage Corp., Series 4527, Class GA 3.000%, 2/15/44	1,741,030	1,662
Federal Home Loan Mortgage Corp., Series 4533, Class AB 3.000%, 6/15/44	2,516,502	2,407
Federal Home Loan Mortgage Corp., Series 4544, Class P 2.500%, 1/15/46	5,782,146	5,034
Federal Home Loan Mortgage Corp., Series 4582, Class HA 3.000%, 9/15/45	4,331,710	4,085
Federal Home Loan Mortgage Corp., Series 4587, Class AF 4.813%, (US 30 Day Average SOFR plus 0.465%), 6/15/46	1,259,071	1,249
Federal Home Loan Mortgage Corp., Series 4604, Class FB 4.863%, (US 30 Day Average SOFR plus 0.515%), 8/15/46	2,345,415	2,323
Federal Home Loan Mortgage Corp., Series 4611, Class BF 4.863%, (US 30 Day Average SOFR plus 0.515%), 6/15/41	8,932,601	8,863
Federal Home Loan Mortgage Corp., Series 4620, Class LF 4.863%, (US 30 Day Average SOFR plus 0.515%), 10/15/46	1,279,223	1,264
Federal Home Loan Mortgage Corp., Series 4628, Class KF 4.963%, (US 30 Day Average SOFR plus 0.615%), 1/15/55	1,344,259	1,319
Federal Home Loan Mortgage Corp., Series 4709, Class FA 4.763%, (US 30 Day Average SOFR plus 0.415%), 8/15/47	942,953	927
Federal Home Loan Mortgage Corp., Series 4719, Class LA 3.500%, 9/15/47	1,254,984	1,156
Federal Home Loan Mortgage Corp., Series 4719, Class LM 3.000%, 9/15/47	973,154	866
Federal Home Loan Mortgage Corp., Series 4742, Class PA 3.000%, 10/15/47	1,706,158	1,552
Federal Home Loan Mortgage Corp., Series 4753, Class BD 3.000%, 1/15/48	1,081,000	967

Structured Products (54.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 4826, Class KF 4.763%, (US 30 Day Average SOFR plus 0.415%), 9/15/48	817,178	798
Federal Home Loan Mortgage Corp., Series 4854, Class FB 4.763%, (US 30 Day Average SOFR plus 0.415%), 1/15/49	2,444,064	2,416
Federal Home Loan Mortgage Corp., Series 4857, Class JA 3.350%, 1/15/49	3,703,844	3,518
Federal Home Loan Mortgage Corp., Series 4880, Class DA 3.000%, 5/15/50	1,619,345	1,479
Federal Home Loan Mortgage Corp., Series 4903, Class NF 4.854%, (US 30 Day Average SOFR plus 0.515%), 8/25/49	765,351	751
Federal Home Loan Mortgage Corp., Series 4927, Class BG 3.000%, 11/25/49	1,707,558	1,568
Federal Home Loan Mortgage Corp., Series 4937, Class MD 2.500%, 10/25/49	1,699,313	1,501
Federal Home Loan Mortgage Corp., Series 4940, Class AG 3.000%, 5/15/40	1,065,393	1,002
Federal Home Loan Mortgage Corp., Series 4941, Class GA 2.000%, 12/15/47	978,427	818
Federal Home Loan Mortgage Corp., Series 4954, Class LB 2.500%, 2/25/50	799,419	699
Federal Home Loan Mortgage Corp., Series 4957, Class MY 3.000%, 2/25/50	1,143,000	946
Federal Home Loan Mortgage Corp., Series 4988, Class KF 4.804%, (US 30 Day Average SOFR plus 0.465%), 7/25/50	1,362,483	1,350
Federal Home Loan Mortgage Corp., Series 4993, Class KF 4.904%, (US 30 Day Average SOFR plus 0.565%), 7/25/50	7,613,529	7,354
Federal Home Loan Mortgage Corp., Series 5004, Class FM 4.804%, (US 30 Day Average SOFR plus 0.465%), 8/25/50	1,538,490	1,474
Federal Home Loan Mortgage Corp., Series 5020, Class ET 3.500%, 10/25/50	1,470,298	1,343
Federal Home Loan Mortgage Corp., Series 5058, Class BC 5.000%, 11/25/50	1,098,508	1,083
Federal Home Loan Mortgage Corp., Series 5091, Class AB 1.500%, 3/25/51	2,737,077	2,207
Federal Home Loan Mortgage Corp., Series 5092, Class HE 2.000%, 2/25/51	1,762,270	1,449

Select Bond Portfolio

Structured Products (54.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 5116, Class PB 2.250%, 2/25/51	1,810,308	1,583
Federal Home Loan Mortgage Corp., Series 5118, Class CA 1.500%, 10/15/33	1,715,000	1,567
Federal Home Loan Mortgage Corp., Series 5119, Class AB 1.500%, 8/25/49	1,543,526	1,225
Federal Home Loan Mortgage Corp., Series 5119, Class QF 4.540%, (US 30 Day Average SOFR plus 0.200%), 6/25/51	2,231,382	2,099
Federal Home Loan Mortgage Corp., Series 5178, Class TP 2.500%, 4/25/49	2,413,587	2,126
Federal Home Loan Mortgage Corp., Series 5201, Class CA 2.500%, 7/25/48	2,037,866	1,853
Federal Home Loan Mortgage Corp., Series 5202, Class BH 2.000%, 12/25/47	1,089,294	998
Federal Home Loan Mortgage Corp., Series 5202, Class KA 2.500%, 6/25/49	1,590,967	1,417
Federal Home Loan Mortgage Corp., Series 5202, Class TA 2.500%, 12/25/48	3,178,751	2,903
Federal Home Loan Mortgage Corp., Series 5206, Class CD 3.500%, 5/25/49	2,081,231	1,933
Federal Home Loan Mortgage Corp., Series 5207, Class PA 3.000%, 6/25/51	2,325,460	2,070
Federal Home Loan Mortgage Corp., Series 5209, Class EA 3.000%, 8/25/50	1,741,884	1,596
Federal Home Loan Mortgage Corp., Series 5209, Class EJ 3.000%, 8/25/50	1,741,884	1,596
Federal Home Loan Mortgage Corp., Series 5210, Class DC 3.000%, 9/25/51	1,675,223	1,556
Federal Home Loan Mortgage Corp., Series 5217, Class CD 2.500%, 7/25/49	1,656,969	1,533
Federal Home Loan Mortgage Corp., Series 5220, Class QK 3.500%, 9/25/50	3,325,462	3,161
Federal Home Loan Mortgage Corp., Series 5228, Class TN 3.500%, 7/25/39	1,360,126	1,297
Federal Home Loan Mortgage Corp., Series 5335, Class FB 5.163%, (US 30 Day Average SOFR plus 0.815%), 10/15/39	3,082,371	3,090
Federal Home Loan Mortgage Corp., Series 5338, Class FH 4.763%, (US 30 Day Average SOFR plus 0.415%), 4/15/45	2,802,884	2,742

Structured Products (54.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 5396, Class HF 5.290%, (US 30 Day Average SOFR plus 0.950%), 4/25/54	4,147,551	4,166
Federal Home Loan Mortgage Corp., Series 5399, Class FB 5.240%, (US 30 Day Average SOFR plus 0.900%), 4/25/54	2,393,172	2,388
Federal Home Loan Mortgage Corp., Series 5410, Class JY 3.000%, 3/15/44	1,782,000	1,533
Federal Home Loan Mortgage Corp., Series 5451, Class FD 4.863%, (US 30 Day Average SOFR plus 0.515%), 1/15/44	1,337,519	1,318
Federal Home Loan Mortgage Corp., Series 5452, Class KY 3.000%, 3/15/44	1,863,000	1,617
Federal National Mortgage Association
2.000%, 6/1/40	1,743,086	1,525
2.000%, 7/1/40	5,842,278	5,108
2.000%, 8/1/40	11,010,426	9,622
2.000%, 9/1/40	6,579,587	5,748
2.000%, 10/1/40	9,363,976	8,016
2.000%, 11/1/40	5,927,836	5,074
2.000%, 12/1/40	11,578,484	9,903
2.000%, 4/1/41	1,056,984	903
2.000%, 10/1/41	3,807,503	3,252
2.000%, 11/1/41	1,216,772	1,045
2.000%, 4/1/42	2,015,655	1,730
2.000%, 5/1/42	2,840,833	2,396
2.000%, 11/1/42	1,017,859	870
2.000%, 4/1/46	6,327,622	5,164
2.000%, 1/1/47	1,193,950	972
2.000%, 3/1/47	8,376,239	6,806
2.500%, 12/1/40	3,581,609	3,197
2.500%, 5/1/41	3,773,984	3,333
2.500%, 8/1/41	1,850,888	1,633
2.500%, 2/1/42	2,101,010	1,861
2.500%, 4/1/42	1,043,796	920
2.500%, 5/1/42	2,863,267	2,525
2.500%, 6/1/42	2,536,735	2,237
2.500%, 12/1/47	5,095,774	4,518
2.500%, 10/1/50	3,390,716	2,870
2.500%, 11/1/50	1,260,465	1,066
2.500%, 6/1/51	2,984,731	2,514
2.500%, 3/1/52	4,884,134	4,110
2.773%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.606%), 6/1/50	1,187,207	1,135
3.000%, 5/1/40	3,592,708	3,311
3.000%, 8/1/42	1,207,000	1,086
3.000%, 11/1/42	1,815,773	1,633
3.000%, 1/1/43	1,618,785	1,485
3.000%, 2/1/43	10,845,077	9,620
3.000%, 7/1/43	1,493,793	1,344
3.000%, 8/1/43	2,039,661	1,834
3.000%, 9/1/43	1,615,734	1,454
3.000%, 12/1/43	1,939,153	1,744
3.000%, 1/1/44	2,233,359	2,026
3.000%, 2/1/44	1,934,645	1,740

Select Bond Portfolio

Structured Products (54.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
3.000%, 2/1/45	3,193,213	2,872
3.000%, 3/1/45	4,648,967	4,152
3.000%, 10/1/46	7,896,795	7,046
3.000%, 11/1/46	5,541,584	4,908
3.000%, 12/1/46	8,014,512	7,093
3.000%, 2/1/47	16,289,568	14,651
3.000%, 9/1/47	908,649	806
3.000%, 2/1/48	1,361,973	1,210
3.000%, 4/1/48	7,860,509	7,069
3.000%, 8/1/48	3,272,380	2,924
3.000%, 12/1/48	3,152,282	2,787
3.000%, 1/1/49	3,488,851	3,119
3.000%, 10/1/49	24,023,399	21,605
3.000%, 2/1/50	33,745,043	29,973
3.000%, 5/1/50	6,932,489	6,201
3.000%, 7/1/50	13,088,545	11,545
3.000%, 4/1/52	7,270,287	6,393
3.000%, 7/1/52	1,375,538	1,233
3.000%, 10/1/52	9,248,586	8,095
3.000%, 2/1/55	1,039,995	910
3.000%, 7/1/60	13,240,788	11,510
3.500%, 6/1/42	1,254,157	1,182
3.500%, 1/1/44	712,087	669
3.944%, (US 30 Day Average SOFR plus 2.120%), 8/1/52	715,111	692
4.000%, 3/1/35	2,487,447	2,473
4.000%, 10/1/37	845,250	841
4.000%, 9/1/45	353,808	339
4.000%, 1/1/46	1,887,609	1,806
4.000%, 3/1/47	757,825	724
4.000%, 4/1/47	183,180	175
4.000%, 10/1/47	205,102	195
4.000%, 7/1/48	6,154,930	5,859
4.000%, 12/1/48	974,473	928
4.070%, (US 30 Day Average SOFR plus 2.120%), 7/1/52	2,361,789	2,298
4.113%, (US 30 Day Average SOFR plus 2.120%), 9/1/52	2,396,958	2,376
4.124%, (US 30 Day Average SOFR plus 2.133%), 10/1/52	5,570,929	5,521
4.154%, (US 30 Day Average SOFR plus 2.129%), 11/1/52	1,873,812	1,857
4.355%, (US 30 Day Average SOFR plus 2.125%), 7/1/52	3,010,699	2,985
4.500%, 3/1/43	998,129	984
4.500%, 10/1/45	1,601,408	1,568
4.500%, 2/1/46	63,991	62
4.500%, 7/1/48	1,601,745	1,572
4.500%, 11/1/48	701,282	688
4.602%, (US 30 Day Average SOFR plus 2.126%), 8/1/52	3,389,490	3,383
4.613%, (US 30 Day Average SOFR plus 2.123%), 8/1/52	2,525,678	2,502
4.647%, (US 30 Day Average SOFR plus 2.130%), 8/1/52	1,817,911	1,817
5.500%, 12/1/53	5,016,659	5,011
5.500%, 2/1/54	32,051,013	32,042
5.500%, 3/1/54	5,883,514	5,877
5.500%, 9/1/54	6,138,417	6,132
5.500%, 10/1/54	2,824,558	2,876
5.500%, 11/1/54	4,043,611	4,117

Structured Products (54.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
5.500%, 12/1/54	3,822,804	3,892
5.500%, 1/1/55	5,492,638	5,591
6.000%, 12/1/53	1,427,880	1,475
6.000%, 6/1/54	2,165,816	2,252
6.000%, 7/1/54	2,393,941	2,492
6.000%, 9/1/54	5,804,093	6,028
6.000%, 10/1/54	1,048,655	1,092
6.000%, 1/1/55	9,575,269	9,937
6.031%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.604%), 3/1/50	2,261,030	2,344
6.500%, 12/1/53	1,514,196	1,610
6.500%, 6/1/54	1,820,467	1,933
6.500%, 8/1/54	1,932,927	2,052
6.500%, 9/1/54	4,287,258	4,541
6.500%, 10/1/54	2,241,812	2,373
6.500%, 3/1/55	1,666,865	1,760
Federal National Mortgage Association Stripped, Series 2012-414, Class A35 3.500%, 10/25/42	1,884,382	1,766
Federal National Mortgage Association, Series 2010-107, Class FB 4.864%, (US 30 Day Average SOFR plus 0.525%), 9/25/40	665,753	659
Federal National Mortgage Association, Series 2011-111, Class DB 4.000%, 11/25/41	1,379,291	1,326
Federal National Mortgage Association, Series 2011-117, Class AF 4.904%, (US 30 Day Average SOFR plus 0.565%), 11/25/41	594,377	589
Federal National Mortgage Association, Series 2011-117, Class FA 4.904%, (US 30 Day Average SOFR plus 0.565%), 11/25/41	1,368,829	1,356
Federal National Mortgage Association, Series 2011-127, Class FC 4.904%, (US 30 Day Average SOFR plus 0.565%), 12/25/41	633,611	627
Federal National Mortgage Association, Series 2011-142, Class EF 4.954%, (US 30 Day Average SOFR plus 0.615%), 1/25/42	707,753	702
Federal National Mortgage Association, Series 2011-55, Class FH 4.894%, (US 30 Day Average SOFR plus 0.555%), 6/25/41	492,207	489
Federal National Mortgage Association, Series 2012-106, Class FA 4.794%, (US 30 Day Average SOFR plus 0.455%), 10/25/42	572,762	564
Federal National Mortgage Association, Series 2012-12, Class FA 4.954%, (US 30 Day Average SOFR plus 0.615%), 2/25/42	632,327	627
Federal National Mortgage Association, Series 2012-133, Class JF 4.804%, (US 30 Day Average SOFR plus 0.465%), 12/25/42	1,135,652	1,113

Select Bond Portfolio

Structured Products (54.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2012-151, Class NX 1.500%, 1/25/43	765,289	651
Federal National Mortgage Association, Series 2012-47, Class JF 4.954%, (US 30 Day Average SOFR plus 0.615%), 5/25/42	841,115	834
Federal National Mortgage Association, Series 2013-11, Class AP 1.500%, 1/25/43	2,213,800	2,027
Federal National Mortgage Association, Series 2013-15, Class FA 4.804%, (US 30 Day Average SOFR plus 0.465%), 3/25/43	1,366,650	1,340
Federal National Mortgage Association, Series 2013-43, Class BP 1.750%, 5/25/43	944,054	807
Federal National Mortgage Association, Series 2013-49, Class AP 1.750%, 5/25/43	731,273	613
Federal National Mortgage Association, Series 2014-17, Class DY 3.500%, 4/25/44	1,915,000	1,753
Federal National Mortgage Association, Series 2014-25, Class EL 3.000%, 5/25/44	1,314,820	1,206
Federal National Mortgage Association, Series 2014-74, Class FC 4.854%, (US 30 Day Average SOFR plus 0.515%), 11/25/44	684,074	672
Federal National Mortgage Association, Series 2015-26, Class GF 4.754%, (US 30 Day Average SOFR plus 0.415%), 5/25/45	2,011,477	1,969
Federal National Mortgage Association, Series 2015-32, Class FA 4.754%, (US 30 Day Average SOFR plus 0.415%), 5/25/45	1,263,568	1,233
Federal National Mortgage Association, Series 2015-48, Class FB 4.754%, (US 30 Day Average SOFR plus 0.415%), 7/25/45	1,503,218	1,468
Federal National Mortgage Association, Series 2015-72, Class GL 3.000%, 10/25/45	888,000	767
Federal National Mortgage Association, Series 2015-8, Class AP 2.000%, 3/25/45	2,336,059	2,081
Federal National Mortgage Association, Series 2015-84, Class PA 1.700%, 8/25/33	1,613,882	1,508
Federal National Mortgage Association, Series 2016-11, Class CF 4.804%, (US 30 Day Average SOFR plus 0.465%), 3/25/46	657,167	650
Federal National Mortgage Association, Series 2016-11, Class FG 4.804%, (US 30 Day Average SOFR plus 0.465%), 3/25/46	888,037	876

Structured Products (54.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2016-19, Class FD 4.854%, (US 30 Day Average SOFR plus 0.515%), 4/25/46	4,028,381	3,995
Federal National Mortgage Association, Series 2016-22, Class FA 4.854%, (US 30 Day Average SOFR plus 0.515%), 4/25/46	1,687,401	1,663
Federal National Mortgage Association, Series 2016-22, Class FG 4.854%, (US 30 Day Average SOFR plus 0.515%), 4/25/46	1,482,547	1,461
Federal National Mortgage Association, Series 2016-48, Class MA 2.000%, 6/25/38	2,806,138	2,604
Federal National Mortgage Association, Series 2016-57, Class PC 1.750%, 6/25/46	6,343,285	5,374
Federal National Mortgage Association, Series 2016-61, Class BF 4.854%, (US 30 Day Average SOFR plus 0.515%), 9/25/46	403,577	401
Federal National Mortgage Association, Series 2016-64, Class BC 1.750%, 9/25/46	1,602,451	1,485
Federal National Mortgage Association, Series 2016-69, Class BF 4.854%, (US 30 Day Average SOFR plus 0.515%), 10/25/46	1,362,226	1,346
Federal National Mortgage Association, Series 2016-75, Class FE 4.854%, (US 30 Day Average SOFR plus 0.515%), 10/25/46	1,057,302	1,047
Federal National Mortgage Association, Series 2016-78, Class FA 4.854%, (US 30 Day Average SOFR plus 0.515%), 3/25/44	691,483	683
Federal National Mortgage Association, Series 2016-79, Class FH 4.854%, (US 30 Day Average SOFR plus 0.515%), 11/25/46	1,047,233	1,035
Federal National Mortgage Association, Series 2016-82, Class FE 4.854%, (US 30 Day Average SOFR plus 0.515%), 11/25/46	2,358,037	2,333
Federal National Mortgage Association, Series 2016-82, Class FH 4.854%, (US 30 Day Average SOFR plus 0.515%), 11/25/46	2,159,487	2,130
Federal National Mortgage Association, Series 2016-84, Class FB 4.854%, (US 30 Day Average SOFR plus 0.515%), 11/25/46	1,025,993	1,012
Federal National Mortgage Association, Series 2016-86, Class FE 4.854%, (US 30 Day Average SOFR plus 0.515%), 11/25/46	2,663,614	2,637
Federal National Mortgage Association, Series 2016-88, Class CF 4.904%, (US 30 Day Average SOFR plus 0.565%), 12/25/46	1,816,934	1,796

Select Bond Portfolio

Structured Products (54.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2016-91, Class AF 4.854%, (US 30 Day Average SOFR plus 0.515%), 12/25/46	966,805	957
Federal National Mortgage Association, Series 2017-11, Class FA 4.854%, (US 30 Day Average SOFR plus 0.515%), 3/25/47	425,369	421
Federal National Mortgage Association, Series 2017-113, Class FB 4.704%, (US 30 Day Average SOFR plus 0.365%), 1/25/48	437,786	432
Federal National Mortgage Association, Series 2017-12, Class FD 4.854%, (US 30 Day Average SOFR plus 0.515%), 3/25/47	1,091,904	1,079
Federal National Mortgage Association, Series 2017-13, Class PA 3.000%, 8/25/46	1,014,853	939
Federal National Mortgage Association, Series 2017-23, Class FA 4.854%, (US 30 Day Average SOFR plus 0.515%), 4/25/47	1,180,416	1,169
Federal National Mortgage Association, Series 2017-24, Class PG 2.625%, 4/25/47	3,901,847	3,395
Federal National Mortgage Association, Series 2017-26, Class FA 4.804%, (US 30 Day Average SOFR plus 0.465%), 4/25/47	2,805,147	2,770
Federal National Mortgage Association, Series 2017-35, Class MC 2.625%, 12/25/44	892,932	862
Federal National Mortgage Association, Series 2017-82, Class FE 4.704%, (US 30 Day Average SOFR plus 0.365%), 10/25/47	1,022,174	1,018
Federal National Mortgage Association, Series 2017-9, Class BF 4.854%, (US 30 Day Average SOFR plus 0.515%), 3/25/47	1,267,421	1,252
Federal National Mortgage Association, Series 2017-9, Class DF 4.854%, (US 30 Day Average SOFR plus 0.515%), 3/25/47	918,543	908
Federal National Mortgage Association, Series 2017-9, Class EF 4.854%, (US 30 Day Average SOFR plus 0.515%), 3/25/47	463,412	459
Federal National Mortgage Association, Series 2017-96, Class FB 4.754%, (US 30 Day Average SOFR plus 0.415%), 12/25/47	1,622,873	1,596
Federal National Mortgage Association, Series 2018-1, Class FA 4.704%, (US 30 Day Average SOFR plus 0.365%), 2/25/48	535,887	529
Federal National Mortgage Association, Series 2018-14, Class KC 3.000%, 3/25/48	1,817,974	1,724

Structured Products (54.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2018-36, Class FD 4.704%, (US 30 Day Average SOFR plus 0.365%), 6/25/48	2,285,601	2,255
Federal National Mortgage Association, Series 2018-38, Class MA 3.300%, 6/25/48	1,913,028	1,808
Federal National Mortgage Association, Series 2018-45, Class TM 3.000%, 6/25/48	1,522,208	1,370
Federal National Mortgage Association, Series 2018-55, Class GA 3.375%, 8/25/48	1,464,744	1,383
Federal National Mortgage Association, Series 2018-64, Class A 3.000%, 9/25/48	1,313,171	1,146
Federal National Mortgage Association, Series 2018-85, Class EA 3.500%, 12/25/48	1,049,259	1,012
Federal National Mortgage Association, Series 2018-86, Class AF 4.754%, (US 30 Day Average SOFR plus 0.415%), 12/25/48	344,493	340
Federal National Mortgage Association, Series 2019-13, Class PE 3.000%, 3/25/49	930,001	836
Federal National Mortgage Association, Series 2019-15, Class FA 4.954%, (US 30 Day Average SOFR plus 0.615%), 4/25/49	766,052	750
Federal National Mortgage Association, Series 2019-25, Class PA 3.000%, 5/25/48	1,982,129	1,839
Federal National Mortgage Association, Series 2019-41, Class FG 4.954%, (US 30 Day Average SOFR plus 0.615%), 8/25/59	1,884,207	1,851
Federal National Mortgage Association, Series 2019-43, Class FC 4.854%, (US 30 Day Average SOFR plus 0.515%), 8/25/49	1,476,594	1,449
Federal National Mortgage Association, Series 2019-67, Class FB 4.904%, (US 30 Day Average SOFR plus 0.565%), 11/25/49	802,522	788
Federal National Mortgage Association, Series 2019-81, Class LH 3.000%, 12/25/49	1,075,847	960
Federal National Mortgage Association, Series 2020-45, Class JL 3.000%, 7/25/40	2,543,512	2,327
Federal National Mortgage Association, Series 2020-48, Class AB 2.000%, 7/25/50	1,122,944	961
Federal National Mortgage Association, Series 2020-57, Class LJ 2.000%, 8/25/50	5,858,000	4,263
Federal National Mortgage Association, Series 2020-59, Class NC 3.000%, 8/25/40	1,637,014	1,501

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Structured Products (54.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2020-70, Class AD 1.500%, 10/25/50	4,627,965	3,492
Federal National Mortgage Association, Series 2021-27, Class EC 1.500%, 5/25/51	4,852,537	3,890
Federal National Mortgage Association, Series 2021-40, Class DW 2.000%, 6/25/41	369,114	322
Federal National Mortgage Association, Series 2021-42, Class AC 2.000%, 2/25/51	1,467,750	1,265
Federal National Mortgage Association, Series 2021-78, Class ND 1.500%, 11/25/51	2,720,100	2,216
Federal National Mortgage Association, Series 2021-91, Class AB 2.500%, 9/25/49	1,840,762	1,618
Federal National Mortgage Association, Series 2021-95, Class CP 1.500%, 8/25/51	869,630	728
Federal National Mortgage Association, Series 2022-11, Class D 3.000%, 1/25/50	2,024,916	1,857
Federal National Mortgage Association, Series 2022-18, Class DL 3.250%, 7/25/46	2,526,311	2,365
Federal National Mortgage Association, Series 2022-3, Class N 2.000%, 10/25/47	5,240,493	4,607
Federal National Mortgage Association, Series 2022-4, Class MH 3.000%, 9/25/48	2,054,554	1,909
Federal National Mortgage Association, Series 2022-62, Class KA 3.250%, 9/25/52	1,120,441	1,050
Federal National Mortgage Association, Series 2022-89, Class AY 3.000%, 2/25/48	2,263,000	1,920
Federal National Mortgage Association, Series 2022-9, Class DJ 3.250%, 3/25/49	1,442,680	1,343
Federal National Mortgage Association, Series 2023-14, Class EJ 2.750%, 4/25/49	1,772,621	1,634
Federal National Mortgage Association, Series 2023-37, Class FH 4.854%, (US 30 Day Average SOFR plus 0.515%), 1/25/50	3,063,768	3,010
Federal National Mortgage Association, Series 2023-38, Class FC 5.004%, (US 30 Day Average SOFR plus 0.665%), 6/25/40	2,353,077	2,346
Federal National Mortgage Association, Series 2023-38, Class FD 5.599%, (US 30 Day Average SOFR plus 0.865%), (AFC), 10/25/39	739,232	735
Federal National Mortgage Association, Series 2024-64, Class KY 3.000%, 12/25/43	1,086,000	937

Structured Products (54.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Government National Mortgage Association
2.500%, 12/20/37	2,072,588	1,909
2.500%, 6/20/38	3,888,968	3,577
2.500%, 7/20/50	10,815,412	9,038
3.000%, 6/20/43	2,003,227	1,786
3.000%, 8/20/43	625,006	557
3.000%, 11/15/47	5,794,978	5,264
3.000%, 10/20/50	4,910,594	4,368
4.000%, 8/20/52	23,995,070	22,514
4.500%, 2/20/49	1,251,786	1,212
6.000%, 1/20/53	7,786,206	8,014
Government National Mortgage Association TBA 6.000%, 4/15/55	39,000,000	39,581
Government National Mortgage Association, Series 2010-163, Class NC 4.000%, 12/20/40	1,489,029	1,472
Government National Mortgage Association, Series 2013-152, Class HA 2.500%, 6/20/43	1,664,139	1,529
Government National Mortgage Association, Series 2014-133, Class BP 2.250%, 9/20/44	1,254,116	1,118
Government National Mortgage Association, Series 2014-149, Class KP 2.250%, 7/16/44	1,079,267	984
Government National Mortgage Association, Series 2014-181, Class L 3.000%, 12/20/44	1,184,846	1,067
Government National Mortgage Association, Series 2015-144, Class CA 2.500%, 10/20/45	1,789,123	1,572
Government National Mortgage Association, Series 2016-136, Class A 3.000%, 7/20/44	1,015,515	909
Government National Mortgage Association, Series 2016-93, Class AB 1.750%, 7/20/44	2,184,392	1,782
Government National Mortgage Association, Series 2016-99, Class TL 2.000%, 4/16/44	2,759,931	2,272
Government National Mortgage Association, Series 2017-139, Class GA 3.000%, 9/20/47	4,017,596	3,616
Government National Mortgage Association, Series 2017-167, Class BQ 2.500%, 8/20/44	979,650	915
Government National Mortgage Association, Series 2018-65, Class DC 3.500%, 5/20/48	1,482,000	1,358
Government National Mortgage Association, Series 2021-105, Class P 1.750%, 6/20/51	5,396,473	4,346
Government National Mortgage Association, Series 2021-107, Class DB 1.750%, 4/20/51	5,055,293	4,074
Government National Mortgage Association, Series 2021-135, Class A 2.000%, 8/20/51	1,248,512	1,010

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Structured Products (54.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Government National Mortgage Association, Series 2021-160, Class NE 2.000%, 9/20/51	9,678,002	8,157
Government National Mortgage Association, Series 2021-215, Class GA 2.000%, 12/20/51	8,441,223	7,274
Government National Mortgage Association, Series 2021-225, Class YC 2.000%, 12/20/51	989,696	821
Government National Mortgage Association, Series 2021-24, Class BC 1.250%, 2/20/51	1,767,673	1,375
Government National Mortgage Association, Series 2021-27, Class BD 5.000%, 2/20/51	1,501,110	1,488
Government National Mortgage Association, Series 2021-27, Class CW 5.000%, 2/20/51	2,035,072	2,017
Government National Mortgage Association, Series 2021-27, Class NT 5.000%, 2/20/51	1,594,790	1,565
Government National Mortgage Association, Series 2021-27, Class Q 5.000%, 2/20/51	1,406,550	1,394
Government National Mortgage Association, Series 2021-8, Class CY 5.000%, 1/20/51	1,376,589	1,364
Government National Mortgage Association, Series 2021-89, Class LK 2.000%, 5/20/51	2,995,693	2,537
Government National Mortgage Association, Series 2021-97, Class QK 2.000%, 6/20/51	7,286,181	6,040
Government National Mortgage Association, Series 2022-107, Class C 2.500%, 6/20/51	6,485,915	5,458
Government National Mortgage Association, Series 2022-138, Class PT 2.500%, 10/20/51	7,903,821	6,520
Government National Mortgage Association, Series 2022-153, Class KA 4.000%, 12/20/49	1,680,519	1,637
Government National Mortgage Association, Series 2022-197, Class LF 5.044%, (US 30 Day Average SOFR plus 0.700%), 11/20/52	6,200,533	6,130
Government National Mortgage Association, Series 2022-205, Class A 2.000%, 9/20/51	2,406,223	1,935
Government National Mortgage Association, Series 2022-24, Class AH 2.500%, 2/20/52	541,418	467
Government National Mortgage Association, Series 2022-31, Class GH 2.500%, 12/20/49	4,042,265	3,617
Government National Mortgage Association, Series 2022-34, Class DN 3.500%, 9/20/41	3,269,900	3,055
Government National Mortgage Association, Series 2022-46, Class LY 3.000%, 3/20/52	716,000	590

Structured Products (54.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Government National Mortgage Association, Series 2022-5, Class BA 2.000%, 10/20/49	7,910,765	6,629
Government National Mortgage Association, Series 2022-50, Class CA 3.000%, 3/20/52	5,766,452	5,117
Government National Mortgage Association, Series 2022-66, Class CG 3.500%, 4/20/52	3,585,203	3,396
Government National Mortgage Association, Series 2022-78, Class HW 2.500%, 4/20/52	1,247,000	968
Government National Mortgage Association, Series 2022-84, Class A 2.500%, 1/20/52	12,279,869	10,274
Government National Mortgage Association, Series 2022-9, Class GA 2.000%, 1/20/52	1,468,693	1,218
Government National Mortgage Association, Series 2023-196, Class E 3.000%, 9/20/48	2,271,637	2,137
Government National Mortgage Association, Series 2023-81, Class YJ 3.500%, 6/20/53	7,319,000	6,297
Government National Mortgage Association, Series 2024-110, Class JC 3.000%, 9/20/47	10,011,174	9,377
Government National Mortgage Association, Series 2024-110, Class JL 3.000%, 10/20/49	1,918,000	1,626
Government National Mortgage Association, Series 2024-184, Class GC 3.500%, 10/20/51	8,004,512	7,591
Government National Mortgage Association, Series 2024-45, Class BD 2.000%, 3/20/54	1,321,450	1,199
Government National Mortgage Association, Series 2025-1, Class GC 3.500%, 10/20/51	25,196,704	23,888
Government National Mortgage Association, Series 2025-7, Class EL 2.500%, 1/20/55	828,000	574
GS Mortgage Securities Trust, Series 2020- GSA2, Class A4 1.721%, 12/12/53	3,499,000	3,029
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1 5.314%, 1/25/51 144A	138,394	138
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3 3.392%, 12/15/49	490,000	481
MFRA Trust, Series 2021-NQM2, Class A1 1.029%, (AFC), 11/25/64 144A	700,502	610
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class A3 5.635%, 3/15/30	1,583,000	1,632
Morgan Stanley Capital I Trust, Series 2020- HR8, Class A3 1.790%, 7/15/53	1,286,638	1,114

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Structured Products (54.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1 2.492%, (AFC), 9/25/59 144A	294,381	279
Starwood Mortgage Residential Trust, Series 2020-3, Class A1 1.486%, (AFC), 4/25/65 144A	397,237	378
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1 1.027%, (AFC), 11/25/55 144A	345,855	324
Starwood Mortgage Residential Trust, Series 2021-1, Class A1 1.219%, (AFC), 5/25/65 144A	531,518	494
Starwood Mortgage Residential Trust, Series 2021-4, Class A1 1.162%, (AFC), 8/25/56 144A	1,596,284	1,428
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A 5.762%, (US SOFR 1 Month plus 1.443%), 3/15/42 144A	2,307,000	2,281
Uniform Mortgage Backed Security TBA
5.500%, 4/11/54	4,900,000	4,893
6.000%, 4/11/54	44,900,000	45,602
Verus Securitization Trust, Series 2019-INV3, Class A1 3.692%, (AFC), 11/25/59 144A	126,007	124
Verus Securitization Trust, Series 2021-1, Class A1 0.815%, (AFC), 1/25/66 144A	714,169	628
Verus Securitization Trust, Series 2021-2, Class A1 1.031%, (AFC), 2/25/66 144A	1,387,052	1,230
Verus Securitization Trust, Series 2021-3, Class A1 1.046%, (AFC), 6/25/66 144A	1,221,631	1,044
Verus Securitization Trust, Series 2021-4, Class A1 0.938%, (AFC), 7/25/66 144A	1,555,469	1,284
Verus Securitization Trust, Series 2021-5, Class A1 1.013%, (AFC), 9/25/66 144A	1,745,681	1,485
Verus Securitization Trust, Series 2021-7, Class A1 1.829%, (AFC), 10/25/66 144A ∑	910,861	814
Verus Securitization Trust, Series 2021-8, Class A1 1.824%, (AFC), 11/25/66 144A	1,641,434	1,492
Verus Securitization Trust, Series 2021-R1, Class A1 0.820%, (AFC), 10/25/63 144A	427,980	411
Verus Securitization Trust, Series 2021-R3, Class A1 1.020%, (AFC), 5/25/64 144A	623,671	585

Structured Products (54.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Wells Fargo Commercial Mortgage Trust, Series 2025-C64, Class A5 5.645%, 2/15/58	2,841,000	2,950

Total		1,308,012

Total Structured Products (Cost: $1,547,159)		1,530,849

Total Investments (101.9%) (Cost: $2,905,048)@		2,874,053

Other Assets, Less Liabilities (-1.9%)		(52,614)

Net Assets (100.0%)		2,821,439

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+	All par is stated in U.S. Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025 the value of these securities (in thousands) was $218,883 representing 7.7% of the net assets.

α	Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
∑	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@

At March 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $2,905,048 and the net unrealized depreciation of investments based on that cost was $30,995 which is comprised of $22,818 aggregate gross unrealized appreciation and $53,813 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2025.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$8,344	$—
Corporate Bonds	—	690,260	—
Governments	—	644,600	—
Structured Products	—	1,530,849	—
Total Assets:	$—	$2,874,053	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations

AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand